Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

5. SEGMENT INFORMATION

Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvement to Reportable Segment Disclosures (ASU-2023-07), “Segment Reporting,” establishes standards for companies to report in their financial statements’ information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The Company is formed for the purpose of effecting a Business Combination. As of June 30, 2025, the Company had not commenced any operations. The Company will not generate operating revenue until after the completion of its initial Business Combination, at the earliest.

The Company’s CODM has been identified as the Chief Executive Officer, who reviews the consolidated operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment. The CODM does not review assets in evaluating the results of the Company, and therefore, such information is not presented.

When evaluating the Company’s primary measure of performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following (unaudited):

	Six Months Ended June 30, 2025	For the period from February 6, 2024 (inception)through June 30, 2024
General and administrative expenses	$1,239	$—
Total operating expenses	(1,239)	—
Income tax expense	—	—
Net loss	$(1,239)	$—

Operating costs are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a business combination within the business combination period. The CODM also reviews operating costs to manage, maintain and enforce all contractual agreements, if any, to ensure costs are aligned with all agreements and budget.